Fair Value of Financial Instruments and Fair Value Measurements (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Investment Securities Available for Sale	$ 274,594,586	$ 263,257,890
Investment Securities Held to Maturity	29,923	37,309
Liabilities [Abstract]
Discounted rate to account for selling and marketing costs (in hundredths)	10.00%
Recurring [Member]
Assets [Abstract]
Investment Securities Available for Sale	274,594,586	263,257,890
Recurring [Member] | Carrying Amount [Member]
Assets [Abstract]
Cash and Short-Term Investments	65,811,000	68,147,000
Investment Securities Available for Sale	274,595,000	263,258,000
Investment Securities Held to Maturity	30,000	37,000
Federal Home Loan Bank Stock	2,831,000	3,164,000
Loans, Net	736,930,000	739,052,000
Bank-Owned Life Insurance	14,531,000	10,165,000
Liabilities [Abstract]
Deposits	979,303,000	987,529,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	40,000,000	40,000,000
Recurring [Member] | Estimated Fair Value [Member]
Assets [Abstract]
Cash and Short-Term Investments	65,811,000	68,147,000
Investment Securities Available for Sale	274,595,000	263,258,000
Investment Securities Held to Maturity	30,000	37,000
Federal Home Loan Bank Stock	2,831,000	3,164,000
Loans, Net	738,948,000	741,112,000
Bank-Owned Life Insurance	14,531,000	10,165,000
Liabilities [Abstract]
Deposits	980,874,000	989,101,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	41,962,000	42,074,000
Level 1 [Member] | Recurring [Member]
Assets [Abstract]
Cash and Short-Term Investments	65,811,000	68,147,000
Investment Securities Available for Sale	0	0
Investment Securities Held to Maturity	0	0
Federal Home Loan Bank Stock	2,831,000	3,164,000
Loans, Net	0	0
Bank-Owned Life Insurance	14,531,000	10,165,000
Liabilities [Abstract]
Deposits	551,057,000	526,646,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	0	0
Level 2 [Member] | Recurring [Member]
Assets [Abstract]
Cash and Short-Term Investments	0	0
Investment Securities Available for Sale	273,646,196	262,316,625
Investment Securities Held to Maturity	30,000	37,000
Federal Home Loan Bank Stock	0	0
Loans, Net	731,170,000	729,436,000
Bank-Owned Life Insurance	0	0
Liabilities [Abstract]
Deposits	429,817,000	462,455,000
Subordinated Debentures	0	0
Other Borrowed Money	41,962,000	42,074,000
Level 3 [Member] | Recurring [Member]
Assets [Abstract]
Cash and Short-Term Investments	0	0
Investment Securities Available for Sale	948,390	941,265
Investment Securities Held to Maturity	0	0
Federal Home Loan Bank Stock	0	0
Loans, Net	7,778,000	11,676,000
Bank-Owned Life Insurance	0	0
Liabilities [Abstract]
Deposits	0	0
Subordinated Debentures	0	0
Other Borrowed Money	$ 0	$ 0